Great American Financial Resources, Inc.
525 Vine Street, 7th Floor
Cincinnati, OH 45202
December 28, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549
Re:   Annuity Investors Variable Account C (File No. 811-21095)
         2008 Short Surrender Charge Contract
Ladies and Gentlemen:
          On behalf of Annuity Investors Variable Account C (the “Registrant”), we hereby submit the enclosed registration statement on Form N-4 for filing under the Securities Act of 1933, as amended (the “1933 Act”). This registration statement registers a new class of variable annuity contracts under the 1933 Act.
          The Registrant is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and has previously registered other variable annuity contracts.
          Updating and certain other information, financial statements, exhibits, and Tandy representations will be provided in a pre-effective amendment filing.
          If you have any questions or comments on this filing, please contact the undersigned at 513.412.1465 or kmclaughlin@gafri.com.

/s/ Karen M. McLaughlin
Karen M. McLaughlin, Senior Corporate Counsel